SEGMENT INFORMATION - Schedule of Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assts, excluding deferred tax assets	$ 423	$ 291	$ 283
United States
Disclosure of geographical areas [line items]
Non-current assts, excluding deferred tax assets	214	65	133
United Kingdom
Disclosure of geographical areas [line items]
Non-current assts, excluding deferred tax assets	206	223	145
Rest of World
Disclosure of geographical areas [line items]
Non-current assts, excluding deferred tax assets	$ 3	$ 3	$ 5